Annual Total Returns[BarChart] - INVESCO MUNICIPAL INCOME FUND - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.92%	8.94%	(3.47%)	11.00%	3.70%	0.07%	6.31%	0.23%	8.38%	4.65%